EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

25.                               EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the periods presented is calculated as follows:

	For the Year Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss from continuing operations	(56,339)	(11,514)	(16,991)	(2,728)
Income from discontinued operations	592	31,977	—	—

Accretion of redeemable convertible preferred shares:
- Series A	—	—	—	—
- Series B	(21,055)	—	—	—
- Series C	(26,003)	—	—	—

Effect of foreign exchange rate movement on redeemable convertible preferred shares
- Series A	2,232	—	—	—
- Series B	5,932	—	—	—
- Series C	2,421	—	—	—

Net (loss) income attributable to ordinary shareholders:	(92,220)	20,463	(16,991)	(2,728)

Denominator:
Number of shares outstanding, opening	84,475,892	385,843,484	364,813,932	364,813,932
Weighted average number of shares issued	75,135,482	3,063,940	136,676	136,676
Weighted average number of shares repurchased	—	(6,922,907)	(1,169,733)	(1,169,733)
Weighted-average number of shares outstanding — Basic	159,611,374	381,984,517	363,780,875	363,780,875
Weighted-average number of shares outstanding — Diluted	159,611,374	381,984,517	363,780,875	363,780,875

Earnings (loss) per share-Basic
- Net loss from continuing operations	(0.58)	(0.03)	(0.05)	(0.01)
- Income from discontinued operations:	—	0.08	—	—
	(0.58)	0.05	(0.05)	0.01
Earnings (loss) per share-Diluted
- Net loss from continuing operations	(0.58)	(0.03)	(0.05)	(0.01)
-Income from discontinued operations:	—	0.08	—	—
	(0.58)	0.05	(0.05)	0.01

The effects of Series A, Series B and Series C Preferred Shares have been excluded from the computation of diluted loss per share for the year ended December 31, 2010 as their effects would be anti-dilutive.  Similarly, the effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2010, 2011 and 2012 as their effects would be anti-dilutive.